Financial Instruments and Derivatives - Financial Derivatives (Details) - Dec. 31, 2020 $ in Millions, $ in Millions	USD ($) $ / bbl bbl / d shares	CAD ($) $ / bbl bbl / d shares
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	31,486	31,486
Average swap price | $ / bbl	59.17	59.17
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar | Sold Call Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	1,986	1,986
Average swap price | $ / bbl	73.74	73.74
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar | Bought Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	68.38	68.38
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar | Sold Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	58.38	58.38
Financial WTI Crude Oil Differential Derivative Contracts – Canadian Dollar | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	500	500
Average swap price | $ / bbl	(16.30)	(16.30)
Financial AECO Natural Gas Derivative Contracts – Canadian Dollar | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	2.38	2.38
Financial AECO Natural Gas Derivative Contracts – Canadian Dollar | Sold Call Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	23,310	23,310
January 2021 - March 2023
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 50.0
Fixed annual rate	92.00%	92.00%
January 2021 - August 2023
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 50.0
Fixed annual rate	81.00%	81.00%
January 2021 - August 2023
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 50.0
Fixed annual rate	95.00%	95.00%
January 2021 - September 2023
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 50.0
Fixed annual rate	95.00%	95.00%
January 2021 - August 2024
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 100.0
Fixed annual rate	87.00%	87.00%
January 2021 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 295.0
Fixed annual rate	201.00%	201.00%
January 2021 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 387.2
Fixed annual rate	189.00%	189.00%
January 2021 - April 2021 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 82.0
Fixed annual rate	513.00%	513.00%
January 2021 - April 2021 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 79.0
Fixed annual rate	583.00%	583.00%
January 2021 - June 2021 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 52.5
Fixed annual rate	329.00%	329.00%
January 2021 - June 2021 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 56.3
Fixed annual rate	359.00%	359.00%
January 2021 - May 2022 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 170.0
Fixed annual rate	400.00%	400.00%
January 2021 - May 2022 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 166.9
Fixed annual rate	503.00%	503.00%
January 2021 - April 2023 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 61.5
Fixed annual rate	412.00%	412.00%
January 2021 - April 2023 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 80.3
Fixed annual rate	371.00%	371.00%
January 2021 - June 2023 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 270.0
Fixed annual rate	378.00%	378.00%
January 2021 - June 2023 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 274.7
Fixed annual rate	432.00%	432.00%
January 2021 - June 2024 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 257.5
Fixed annual rate	375.00%	375.00%
January 2021 - June 2024 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 276.4
Fixed annual rate	403.00%	403.00%
January 2021 - April 2025 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 82.0
Fixed annual rate	430.00%	430.00%
January 2021 - April 2025 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 107.0
Fixed annual rate	398.00%	398.00%
January 2021 - April 2025 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 230.0
Fixed annual rate	408.00%	408.00%
January 2021 - April 2025 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 291.1
Fixed annual rate	413.00%	413.00%
January 2021 - April 2027 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 20.0
Fixed annual rate	418.00%	418.00%
January 2021 - April 2027 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 25.3
Fixed annual rate	425.00%	425.00%
January 2021 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 6.0
January 2021 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 7.7
May 2022 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 30.0
May 2022 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		32.2
January 2021 - April 2021
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 5.5
Number of shares | shares	3,000,000	3,000,000
January 2021 - April 2022
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 5.5
Number of shares | shares	3,000,000	3,000,000
January 2021 - April 2023
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 4.7
Number of shares | shares	2,956,900	2,956,900